UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21656

Name of Fund: BlackRock Energy and Resources Trust (BGR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Energy and

            Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

Common Stocks	Shares	Value
Energy Equipment & Services — 9.7%
Baker Hughes a GE Co. (a)	254,900	$9,334,438
Halliburton Co. (a)	332,400	15,300,372
Patterson-UTI Energy, Inc. (a)	97,846	2,048,895
Precision Drilling Corp. (a)(c)	899,980	2,798,576
Schlumberger Ltd. (a)(b)	188,324	13,137,482
Superior Energy Services, Inc. (a)(c)	106,981	1,142,557

		43,762,320
Oil, Gas & Consumable Fuels — 90.9%
Anadarko Petroleum Corp.	299,133	14,612,647
Andeavor (a)	82,550	8,515,033
BP PLC (a)	5,084,600	32,571,905
Cabot Oil & Gas Corp. (a)(b)	285,550	7,638,463
Cairn Energy PLC (a)(c)	1,810,176	4,650,514
Canadian Natural Resources Ltd. (a)	430,984	14,434,639
Chevron Corp. (a)(b)	234,050	27,500,875
Cimarex Energy Co. (a)	120,950	13,748,386
ConocoPhillips (a)(b)	495,950	24,822,297
Devon Energy Corp. (a)	348,400	12,789,764
Enbridge, Inc. (a)	207,650	8,673,787
Encana Corp. (a)	1,147,700	13,512,092
Eni SpA (a)	472,100	7,818,777
EOG Resources, Inc. (a)	249,350	24,122,119
EQT Corp. (a)	116,600	7,606,984
Exxon Mobil Corp. (a)(b)	531,800	43,596,964
Hess Corp. (a)	206,350	9,675,752
International Petroleum Corp. (a)(c)	48,925	212,642
Kosmos Energy Ltd. (a)(c)	721,207	5,740,808
Marathon Oil Corp. (a)	655,024	8,882,125
Noble Energy, Inc. (a)(b)	288,992	8,195,813
Oil Search Ltd. (a)	1,085,763	5,990,442
Phillips 66 (a)	57,050	5,226,351
Pioneer Natural Resources Co. (a)	99,976	14,750,459

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC — ADR, Class A (a)	698,200	$42,296,956
Royal Dutch Shell PLC, Class A (a)	433,148	13,090,517
TransCanada Corp. (a)	326,350	16,129,837
Valero Energy Corp. (a)	156,200	12,016,466

		408,823,414
Total Long-Term Investments (Cost — $435,163,446) — 100.6%		452,585,734

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (d)(e)	5,770,357	5,770,357
Total Short-Term Securities (Cost — $5,770,357) — 1.3%		5,770,357
Total Investments Before Options Written (Cost — $440,933,803) — 101.9%		458,356,091
Options Written (Premiums Received — $3,087,389) — (1.8)%		(8,255,095)
Total Investments, Net of Options Written (Cost — $437,846,414) — 100.1%		450,100,996
Liabilities in Excess of Other Assets — (0.1)%		(513,651)

Net Assets — 100.0%		$449,587,345

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Annualized 7-day yield as of period end.

(e)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK ENERGY AND RESOURCES TRUST	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,936,617	1,833,740	5,770,357	$5,770,357	$35,237		—	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	22,641	[1]	—	—
Total				$5,770,357	$57,878		—	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations
ADR	American Depositary Receipts
OTC	Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price			Notional Amount (000)	Value
Call
Royal Dutch Shell PLC, Class A	1,415	10/02/17	USD	56.60	USD	8,572	$(560,016)
Anadarko Petroleum Corp.	208	10/06/17	USD	42.50	USD	1,016	(131,040)
Chevron Corp.	95	10/06/17	USD	110.00	USD	1,116	(71,488)
Halliburton Co.	264	10/06/17	USD	40.00	USD	1,215	(157,740)
Hess Corp.	203	10/06/17	USD	40.50	USD	952	(129,413)
Valero Energy Corp.	130	10/06/17	USD	70.00	USD	1,000	(99,125)
Andeavor	85	10/13/17	USD	102.00	USD	877	(18,530)
Cabot Oil & Gas Corp.	220	10/13/17	USD	27.00	USD	589	(8,800)
ConocoPhillips	150	10/13/17	USD	46.00	USD	751	(62,250)
Exxon Mobil Corp.	416	10/13/17	USD	79.50	USD	3,410	(109,824)
Halliburton Co.	144	10/13/17	USD	42.00	USD	663	(59,400)
Marathon Oil Corp.	698	10/13/17	USD	11.50	USD	946	(144,835)
Pioneer Natural Resources Co.	138	10/13/17	USD	137.00	USD	2,036	(154,560)
Valero Energy Corp.	89	10/13/17	USD	69.50	USD	685	(72,758)
Anadarko Petroleum Corp.	176	10/20/17	USD	45.00	USD	860	(72,600)
Andeavor	90	10/20/17	USD	100.00	USD	928	(36,000)
Baker Hughes a GE Co.	209	10/20/17	USD	39.00	USD	765	(4,180)
Cabot Oil & Gas Corp.	225	10/20/17	USD	26.50	USD	602	(17,437)
Canadian Natural Resources Ltd.	367	10/20/17	CAD	40.00	CAD	1,534	(59,414)
Chevron Corp.	95	10/20/17	USD	110.00	USD	1,116	(72,913)
Cimarex Energy Co.	155	10/20/17	USD	100.00	USD	1,762	(213,125)
ConocoPhillips	347	10/20/17	USD	44.00	USD	1,737	(211,670)
ConocoPhillips	154	10/20/17	USD	47.00	USD	771	(49,665)
ConocoPhillips	232	10/20/17	USD	50.00	USD	1,161	(20,764)

2	BLACKROCK ENERGY AND RESOURCES TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Devon Energy Corp.	52	10/20/17	USD	32.00	USD	191	$(25,090)
EOG Resources, Inc.	260	10/20/17	USD	87.50	USD	2,515	(245,700)
EOG Resources, Inc.	262	10/20/17	USD	95.00	USD	2,535	(72,967)
EQT Corp.	203	10/20/17	USD	65.00	USD	1,324	(32,480)
EQT Corp.	205	10/20/17	USD	67.50	USD	1,337	(11,787)
Encana Corp.	1,280	10/20/17	CAD	13.00	CAD	1,880	(181,062)
Encana Corp.	745	10/20/17	CAD	12.00	CAD	1,094	(162,703)
Exxon Mobil Corp.	516	10/20/17	USD	77.50	USD	4,230	(238,650)
Halliburton Co.	256	10/20/17	USD	42.50	USD	1,178	(92,800)
Hess Corp.	288	10/20/17	USD	40.00	USD	1,350	(200,880)
Marathon Oil Corp.	138	10/20/17	USD	11.00	USD	187	(35,535)
Noble Energy, Inc.	506	10/20/17	USD	25.00	USD	1,435	(172,040)
Pioneer Natural Resources Co.	45	10/20/17	USD	149.00	USD	664	(11,700)
Royal Dutch Shell PLC – ADR, Class A	171	10/20/17	USD	57.50	USD	1,036	(54,720)
TransCanada Corp.	560	10/20/17	CAD	64.00	CAD	3,454	(1,571)
Valero Energy Corp.	65	10/20/17	USD	70.00	USD	500	(45,987)
Anadarko Petroleum Corp.	199	10/27/17	USD	44.00	USD	972	(101,490)
Andeavor	113	10/27/17	USD	106.00	USD	1,166	(12,260)
ConocoPhillips	155	10/27/17	USD	47.00	USD	776	(50,375)
ConocoPhillips	232	10/27/17	USD	50.00	USD	1,161	(25,404)
Devon Energy Corp.	142	10/27/17	USD	34.00	USD	521	(42,671)
EOG Resources, Inc.	183	10/27/17	USD	91.00	USD	1,770	(112,545)
Exxon Mobil Corp.	209	10/27/17	USD	81.00	USD	1,713	(36,261)
Marathon Oil Corp.	574	10/27/17	USD	12.00	USD	778	(92,127)
Pioneer Natural Resources Co.	42	10/27/17	USD	135.00	USD	620	(55,650)
Schlumberger Ltd.	324	10/27/17	USD	67.50	USD	2,260	(93,960)
Valero Energy Corp.	230	10/27/17	USD	70.50	USD	1,769	(157,550)
Anadarko Petroleum Corp.	310	11/03/17	USD	50.00	USD	1,514	(39,990)
Cabot Oil & Gas Corp.	277	11/03/17	USD	27.00	USD	741	(22,714)
ConocoPhillips	465	11/03/17	USD	51.00	USD	2,327	(40,920)
Devon Energy Corp.	70	11/03/17	USD	35.00	USD	257	(16,940)
EOG Resources, Inc.	43	11/03/17	USD	95.00	USD	416	(16,017)
Halliburton Co.	243	11/03/17	USD	44.00	USD	1,119	(64,517)
Marathon Oil Corp.	602	11/03/17	USD	13.50	USD	816	(37,926)
Phillips 66	199	11/03/17	USD	90.00	USD	1,823	(56,217)
Pioneer Natural Resources Co.	124	11/03/17	USD	157.50	USD	1,829	(24,490)
Cabot Oil & Gas Corp.	277	11/10/17	USD	27.00	USD	741	(25,484)
Chevron Corp.	10	11/10/17	USD	118.00	USD	118	(1,925)
Exxon Mobil Corp.	177	11/13/17	USD	80.07	USD	1,451	(38,767)
Anadarko Petroleum Corp.	153	11/17/17	USD	50.00	USD	747	(24,939)
Baker Hughes a GE Co.	102	11/17/17	USD	38.00	USD	374	(7,905)
Canadian Natural Resources Ltd.	184	11/17/17	CAD	43.00	CAD	769	(10,618)
Chevron Corp.	218	11/17/17	USD	112.25	USD	2,562	(116,317)
Chevron Corp.	401	11/17/17	USD	113.25	USD	4,712	(185,612)
Devon Energy Corp.	142	11/17/17	USD	35.00	USD	521	(38,056)
EOG Resources, Inc.	124	11/17/17	USD	97.50	USD	1,200	(34,596)
Enbridge, Inc.	254	11/17/17	CAD	52.00	CAD	1,324	(23,003)
Encana Corp.	519	11/17/17	CAD	16.00	CAD	762	(12,478)
Exxon Mobil Corp.	176	11/17/17	USD	80.75	USD	1,443	(32,888)
Halliburton Co.	256	11/17/17	USD	45.00	USD	1,178	(56,832)
Hess Corp.	231	11/17/17	USD	45.00	USD	1,083	(73,343)
Marathon Oil Corp.	250	11/17/17	USD	13.00	USD	339	(24,500)
Marathon Oil Corp.	30	11/17/17	USD	14.00	USD	41	(1,425)
Noble Energy, Inc.	505	11/17/17	USD	27.50	USD	1,432	(84,588)

BLACKROCK ENERGY AND RESOURCES TRUST	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Royal Dutch Shell PLC – ADR, Class A	171	11/17/17	USD	60.00	USD	1,036	$(28,215)
Royal Dutch Shell PLC – ADR, Class A	172	11/17/17	USD	57.80	USD	1,042	(55,424)
Schlumberger Ltd.	335	11/17/17	USD	70.00	USD	2,337	(59,797)
TransCanada Corp.	120	11/17/17	CAD	64.00	CAD	740	(2,933)
TransCanada Corp.	462	11/17/17	CAD	62.00	CAD	2,849	(37,027)
Valero Energy Corp.	32	11/17/17	USD	75.00	USD	246	(11,600)
Exxon Mobil Corp.	207	11/27/17	USD	81.00	USD	1,697	(39,099)
Exxon Mobil Corp.	160	12/15/17	USD	82.50	USD	1,312	(23,520)

Total							$(6,274,134)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Baker Hughes a GE Co.	Morgan Stanley & Co. International PLC	20,800	10/03/17	USD	34.04	USD	762	$(53,735)
Baker Hughes a GE Co.	Morgan Stanley & Co. International PLC	16,500	10/11/17	USD	36.54	USD	604	(12,350)
Royal Dutch Shell PLC	Deutsche Bank AG	51,400	10/11/17	USD	55.31	USD	3,114	(269,187)
Baker Hughes a GE Co.	Morgan Stanley & Co. International PLC	20,800	10/18/17	USD	34.04	USD	762	(56,974)
BP PLC	Credit Suisse International	405,700	10/25/17	GBP	4.53	GBP	1,939	(146,424)
BP PLC	Credit Suisse International	363,000	10/25/17	GBP	4.58	GBP	1,735	(111,240)
Oil Search Ltd.	UBS AG	165,000	10/25/17	AUD	7.10	AUD	1,160	(16,804)
Royal Dutch Shell PLC – ADR, Class A	Goldman Sachs International	41,900	10/25/17	GBP	21.68	GBP	945	(55,086)
Encana Corp.	Royal Bank of Canada	47,600	10/26/17	CAD	12.17	CAD	699	(97,067)
Eni SpA	Goldman Sachs International	12,800	10/26/17	EUR	13.59	EUR	179	(7,359)
Enbridge, Inc.	Goldman Sachs International	25,000	10/30/17	CAD	50.97	CAD	1,303	(37,155)
Precision Drilling Corp.	Morgan Stanley & Co. International PLC	30,000	10/30/17	CAD	3.31	CAD	116	(15,892)
Canadian Natural Resources Ltd.	Deutsche Bank AG	95,700	10/31/17	CAD	40.81	CAD	3,999	(122,537)
Encana Corp.	Morgan Stanley & Co. International PLC	51,900	10/31/17	CAD	13.30	CAD	762	(70,592)
Royal Dutch Shell PLC – ADR, Class A	Goldman Sachs International	74,800	10/31/17	GBP	21.66	GBP	1,687	(99,555)
Eni SpA	Deutsche Bank AG	87,000	11/03/17	EUR	13.70	EUR	1,219	(41,248)
BP PLC	Morgan Stanley & Co. International PLC	108,000	11/08/17	GBP	4.59	GBP	516	(32,305)
BP PLC	UBS AG	377,000	11/09/17	GBP	4.83	GBP	1,802	(31,451)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	215,000	11/09/17	AUD	6.94	AUD	1,511	(46,932)
Encana Corp.	Morgan Stanley & Co. International PLC	47,700	11/14/17	CAD	13.20	CAD	701	(66,014)
BP PLC	Goldman Sachs International	225,000	11/15/17	GBP	4.56	GBP	1,076	(69,560)
Royal Dutch Shell PLC – ADR, Class A	Credit Suisse International	35,000	11/15/17	GBP	21.72	GBP	789	(50,569)
BP PLC	UBS AG	300,900	11/16/17	GBP	4.87	GBP	1,438	(22,367)
Eni SpA	Deutsche Bank AG	65,500	11/16/17	EUR	14.27	EUR	918	(16,701)
Cimarex Energy Co.	Morgan Stanley & Co. International PLC	10,600	11/20/17	USD	106.71	USD	1,205	(99,238)

4	BLACKROCK ENERGY AND RESOURCES TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
International Petroleum Corp.	Goldman Sachs International	17,100	11/21/17	SEK	35.05	SEK	605	$(4,228)
Devon Energy Corp.	Credit Suisse International	40,600	11/27/17	USD	34.65	USD	1,490	(121,290)
Enbridge, Inc.	Royal Bank of Canada	22,200	12/01/17	CAD	51.59	CAD	1,157	(23,150)
Cimarex Energy Co.	Morgan Stanley & Co. International PLC	16,200	12/07/17	USD	113.00	USD	1,841	(97,390)
Devon Energy Corp.	Credit Suisse International	40,700	12/11/17	USD	36.50	USD	1,494	(86,561)

Total								$(1,980,961)

BLACKROCK ENERGY AND RESOURCES TRUST	SEPTEMBER 30, 2017	5

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Energy Equipment & Services	$43,762,320	$—	$—	$43,762,320
Oil, Gas & Consumable Fuels	344,701,259	64,122,155	—	408,823,414
Short-Term Securities	5,770,357	—	—	5,770,357

Total	$394,233,936	$64,122,155	$—	$458,356,091

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(5,246,011)	$(3,009,084)	—	$(8,255,095)

[1]	Derivative financial instruments are options written, which are shown at value.

During the period ended September 30, 2017, there were no transfers between levels.

6	BLACKROCK ENERGY AND RESOURCES TRUST	SEPTEMBER 30, 2017

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Energy and Resources Trust

Date: November 20, 2017